Deferred income	12 Months Ended
Dec. 31, 2024
Deferred income
Deferred income

13. Deferred income

The Group expects the deferred income to be recognized as follows:

	December 31, 2024	December 31, 2023
Expected income recognition in year one after the balance sheet date	—	234,978
Expected income recognition in year two after the balance sheet date	—	89,232
Total deferred income	—	324,210

The deferred income relates to a grant from Eurostars/Innosuisse. See note 17 “other income” for further information related to the Eurostars/Innosuisse project.